Long-Term Employee Benefit Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term employee benefit liabilities
Defined benefit pension plans and other	$ 143	$ 97	$ 110
Termination and long service arrangements	229	212	184
Retirement medical benefits plans	37	34	34
Other long-term employee benefits	10	13	11
Long-term employee benefit obligations	$ 419	$ 356	$ 339